Intangible Assets (Details) - SEK (kr) kr in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Intangible Assets
Cost at opening balance	kr 427,393	kr 418,825	kr 418,825
Acquisition license		16,066	16,066
Exchange difference on translation	60,886	3,506	(7,498)
Cost at closing balance			427,393
Net book value	460,304	438,397	399,418
Licenses and similar rights
Intangible Assets
Cost at closing balance	416,900	400,100
Goodwill.
Intangible Assets
Cost at closing balance	43,400	38,300
Cost at closing balance
Intangible Assets
Cost at opening balance	427,393
Cost at closing balance	488,279	kr 438,397	427,393
Amortisation and impairment at closing balance
Intangible Assets
Cost at opening balance	(27,975)
Cost at closing balance	kr (27,975)		kr (27,975)